Shareholder Fees	May 03, 2021
First Trust India NIFTY 50 Equal Weight ETF | First Trust India NIFTY 50 Equal Weight ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none